Sales - Deferred income - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue [abstract]
Deferred income in the opening balance	€ 2,134	€ 2,136	€ 1,956
Business related variations	(46)	(33)	97
Changes in the scope of consolidation	1	77	55
Translation adjustment	(18)	(56)	16
Reclassifications and other items	10	10	12
Reclassification to assets held for sale	0	0	0
Deferred income in the closing balance	€ 2,081	€ 2,134	€ 2,136